June 13, 2008

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Attn:    Valerie Lithotomos
         Sonny Oh

Re:      Security Equity Fund (File No. 811-01136)
         SBL Fund (File No. 811-02753) (the "Companies")

Dear Ms. Lithotomos and Mr. Oh:

On behalf of the Companies, we are transmitting for filing pursuant to Rule 14a-6 under the Securities Act of 1934 ("1934 Act") definitive proxy statements, forms of proxies and other soliciting materials ("Proxy Materials") relating to Special Meetings of Shareholders of Security Alpha Opportunity Fund and Series Z (Alpha Opportunity Series) (together, the "Funds"), which are series of the Companies. No fees are required with these filings.

We wish to respond by this letter to comments of the U.S. Securities and Exchange Commission ("SEC") staff on the preliminary Proxy Materials filed pursuant to Rule 14a-6 under the 1934 Act on May 29, 2008. The SEC staff's comments were conveyed orally by Valerie Lithotomos and Sonny Oh at the Division of Investment Management via separate telephone conferences with Julien Bourgeois at Dechert LLP on June 9, 2008 and by Ms. Lithotomos and Richard Forti on June 11, 2008. Throughout this letter, capitalized terms have the same meaning as in the Proxy Materials, unless otherwise noted. A summary of the SEC staff's comments, followed by the responses of the Funds, is set forth below:

1. Comment: Please confirm that the proxy statement properly reflects all defined terms.

     Response: We have reviewed and revised the proxy statement to make the necessary changes to the defined terms.

2. Comment: On page 2 of the proxy statements under the heading "Changes to the Principal Investment Strategies," please disclose that shareholder approval is not required to institute the changes to the principal investment strategies.

     Response: We have implemented the requested change to the disclosure.


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3.   Comment: Please clarify at the beginning of the proxy statement why shareholder approval is not needed with respect to the changes to the Mainstream Sub-Advisory Agreement.

     Response: We have implemented the requested change to the disclosure.

4. Comment: Under the headings titled "Comparison of the Current Advisory Agreement with the Amended Advisory Agreement" and "Comparison of the Current Management Agreement with the Amended Management Agreement" on page 3 of the proxy statements, please confirm when the Current Advisory Agreement and Current Management Agreement were last approved by shareholders.

     Response: We have revised the disclosure to indicate the appropriate date the Current Advisory Agreement and Current Management Agreement were last approved by shareholders.

5. Comment: Under the discussion of the fee structure under the Current and Amended Advisory/Management Agreements, please discuss that each Fund could pay the Investment Manager the minimum advisory fee even though the Investment Manager had positive performance in the sub-portfolio it manages if overall Fund performance significantly underperforms the S&P 500 Index due to the level of performance of the Fund.

     Response: We have implemented the requested change to the disclosure.

6. Comment: On page 5 of the proxy statements, please include additional information in the table disclosing the total annual fees that the Investment Manager would earn at various levels of investment performance of the Funds and the S&P 500 to further clarify the functioning of the Fund's current performance-based fee arrangement.

     Response: The tables in the proxy statements appear in the Funds' current prospectuses, which have been reviewed by, and discussed with, the SEC staff in the past. We believe that any changes to the tables in the proxy statement could be potentially confusing to investors, because they would not match the disclosure in the Funds' current registration statements. As a result, no change has been made in response to this comment.

7. Comment: On page 6 of the proxy statements in the tables comparing the Funds' advisory/management fees as calculated under the terms of the Current Advisory/Management Agreement and the Amended Advisory/Management Agreement, please consider also providing the fees paid for last 5 fiscal years. In addition, please provide the differences in percentage terms between the values provided under the Current and Amended Advisory/Management Agreements as required by Item 22(c)(9)(iii).

     Response: With respect to the first part of the comment from the staff, we believe that the tables are responsive to the requirements set forth under
     Schedule 14A and related proxy rules. We have implemented the second request by adding the percentage differences between the fees paid under Current and Amended Advisory/Management Agreements as required by Item 22(c)(9)(iii).

8. Comment: In the proxy statement for Security Alpha Opportunity Fund, the staff believes that applicable guidance requires that the fee table lines titled "Distribution (12b-1) fees" on pages 6 and 7 of the proxy statement should be titled "Distribution (12b-1) and service fees."

     Response: We have implemented the requested change to the disclosure.


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9.   Comment: The staff noted that the Investment Manager is entitled to recoup previously waived fees and expenses under the disclosed expense limitation arrangement. Please indicate whether the Board of the Funds must further approve these recoupments.

     Response: The Board is not required to further approve recoupments pursuant to the Funds' fee waiver agreement.

10 Comment: Please confirm that the "Evaluation by the Board" starting on page 7 of the Series Z (Alpha Opportunity Series) proxy statement and page 8 of the Security Alpha Opportunity Fund proxy statement is responsive to the
     Item 22(c)(11) of Schedule 14A with respect to the approval of the Agreements.

     Response: The Funds believe that the disclosure is responsive to Item 22(c)(11) of Schedule 14A and no additional disclosure is required.

11. Comment: Please disclose what happens if the proposals in the proxy statements are not approved by shareholders.

     Response: We have implemented the requested change to the disclosure.

12. Comment: Please remove the first sentence in the second paragraph under "Shareholder Reports" on page 11 of the Series Z (Alpha Opportunity Series) proxy statement and page 13 of the Security Alpha Opportunity Fund proxy statement.

     Response: We have implemented the requested change to the disclosure.

13. Comment: Please confirm that additional disclosure is not needed to respond to Items 22(c)(6) and 22(c)(7) of Schedule 14A.

     Response: The Funds believe that no additional disclosure is needed to respond to Items 22(c)(6) and 22(c)(7) of Schedule 14A.

14. Comment: Please update Exhibit E in each proxy statement before filing the definitive proxy statement.

     Response: We have updated Exhibit E for the definitive proxy statement filing.

15. Comment: Please explain the initial purpose of the performance-based investment advisory/management fee under the Current Advisory/Management Agreements for the Funds and discuss the circumstances that have led each Fund's Board to determine that it should now be eliminated. Please confirm that there is clear disclosure explaining that, depending on the performance of the Funds and variations in net assets of the Funds, the proposed fixed fee structure could in fact result in higher fees than under the current performance-based fee structure. Also, please disclose the benefits of a performance-based fee arrangement and that these benefits would not exist under the proposed fixed fee.

     Response: The performance-based investment advisory/management fees originated with a proposal by the Investment Manager, that each Board consider a performance-based component to the fee. In the proposal, the Investment Manager explained that


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     Mainstream's clients were primarily unregistered funds and accounts, and these clients paid fees based on performance.

     In determining whether to eliminate the performance-based component of the investment advisory/management fee, the Board noted that a fixed fee is more common among registered investment companies and provides for a level of Fund expenses that is more predictable. The Board noted that the performance-based component was not received as well in the marketplace as anticipated and that, despite a competitive performance track record, the Funds have not attracted the assets that were originally anticipated. In addition, the performance-based component of the current fee structure generally led to higher investment advisory/management fees paid by the Funds (the new investment advisory/management fees proposed in the Proxy Materials would be equal to the lowest level of advisory/management annualized fees payable under the Current Advisory/Management Agreements for the Funds). It was also noted that the performance-based fee is difficult to adapt in a multi-manager structure when the investment advisory/management fee is used to pay several sub-advisers.

     We confirm that the disclosure explaining that the proposed fixed fee arrangement could, in theory, result in higher fees than under the current performance-based fee structure appears in the Proxy Materials (see discussion under the sections titled "Comparison of the Fee Structures under the Advisory Agreements" and "Comparison of the Fee Structures under the Management Agreements" on page 6 of the proxy statements). We have also implemented the requested change to the disclosure by adding the following under the sections titled "Comparison of the Fee Structures under the Advisory Agreements" and "Comparison of the Fee Structures under the Management Agreements" on page 6 of proxy statements:

          Fee arrangements with a performance-based component, such as the fee arrangement in place under the Current Advisory/Management Agreements, are intended to create an incentive for an investment manager to generate positive performance for a fund. A fixed-fee arrangement does not have the same direct incentive (although an investment manager remains subject to the same duties).

16. Comment: The staff notes its prior position in Factors to be Considered in Connection with Investment Company Advisory Contracts Containing Incentive Arrangements, Investment Advisers Act Release No. 315 (Apr. 6, 1972) (the "1972 Release"). Please discuss whether the termination and replacement of the investment advisory arrangement will include a "winding down" period, as discussed in the 1972 Release.

     Response: In the 1972 Release, the SEC indicated that an investment adviser's termination and replacement of an investment advisory arrangement that includes a performance-based component with a fixed fee rate could raise fairness concerns. In particular, the SEC stated that it was concerned that an investment adviser could identify situations where fund performance was below its benchmark (so a negative performance adjustment would be in effect) and attempt to renegotiate the advisory contract to provide for an fixed fee that would be higher that what it would have earned under the original contract.

     The Funds believe that the present facts are distinguishable from those contemplated in the 1972 Release for the several reasons. The 1972 Release states that the cancellation of a "rolling" performance fee could be unfair to the investment company and not that it


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     inherently raises a "fairness" concern. In the present case, the new proposed fees are lower than the fees expected to be payable by the Funds until the end of the current performance period (based on recent past performance). The proposed fixed investment advisory/management fee rate is equal to the minimum annualized fee rate payable under the Current Advisory/Management Agreements.1 Consequently, the proposed fees are expected benefit the Funds and their shareholders and not be unfair to them.

     Also, the SEC position about "winding down" periods predates the adoption of Rules 205-1 and 205-2 under the Advisers Act, which apply to the Funds' current performance-based fee arrangements.2 Neither Section 205 under the Advisers Act nor Rules 205-1 or 205-2 thereunder explicitly require "winding down" periods. Furthermore, Section 15 of the 1940 Act, which regulates the Funds' current investment advisory arrangements, permits a change of investment advisory fee at any time (including an increase of fees) subject to the provisions of Section 15, such as the requirement to obtain Board and shareholder approval. In the Funds' case, the Funds will fully comply with Section 15's requirements. Notably, each Fund's Board has reviewed and approved the proposed arrangement in light of its fiduciary duties, and each Amended Advisory/Management Agreement with the Investment Manager will be subject to approval by the Fund's shareholders before it becomes effective. The Proxy Materials fully disclose the functioning of the current performance-based fees and how these compare to a fixed fee.

     Finally, the Funds' directors were aware of the positions taken in the 1972 Release on "winding down" periods when they approved the new fee arrangements subject to shareholder approval. They were advised by Fund counsel and independent legal counsel during their consideration.

17. Comment: Please include standard Tandy representation language in your transmittal letter for your upcoming filing.

     Response: Each Fund agrees to make the following representations:

          o the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

          o the staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and

          o the Fund may not assert staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws.

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1    It is worthy of note that each Fund's recent performance is superior to the investment record of its benchmark index and each Fund has increased its asset size. Those elements would result in positive performance adjustments (at least in the short-term).

2 The 1972 Release was issued in April 1972. Rule 205-1 was adopted on August 8, 1972 (see Release No. IA-327 (Aug. 8, 1972)) and Rule 205-2 was adopted on November 10, 1972 (see Release No. IA-347 (Nov. 10, 1972)).


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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

                                         Very truly yours,


                                     /s/ Chris Swickard
                                         ---------------------------
                                         Chris Swickard
                                         Assistant Secretary
                                         Security Investors, LLC


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